Mutual Fund and Variable Insurance Trust

March 9, 2016 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:       Mutual Fund and Variable Insurance Trust (the “Registrant”);

File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst Managed Futures Strategy VA Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 115, which was filed with the Commission on March 4, 2016 and (ii) that Post-Effective Amendment No. 115 has been filed electronically with the Commission.

Very truly yours,

/s/ Lisa K. Householder

Lisa K. Householder

President